Trade receivables (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021
Trade receivables
Trade receivables	£ 78,967,000	£ 70,774,000
Less: non-current portion
Trade receivables	29,757,000	20,404,000
Current trade receivables	49,210,000	50,370,000
Transfer fees receivable	50,418,000	43,153,000
Deferred revenue contractually payable to Group	19,903,000	19,032,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	29,757,000	20,404,000
Cost / gross value
Trade receivables
Trade receivables	91,207,000	75,745,000
Accumulated impairment
Trade receivables
Trade receivables	(12,240,000)	(4,971,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 80,150,000	£ 71,819,000